NATIONWIDE

VARIABLE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

    AMERICAN CENTURY INVESTORS, INC.

      VP Balanced Fund - Class I (ACVB)

      VP Capital Appreciation Fund - Class I (ACVCA)

    DREYFUS CORPORATION

      Stock Index Fund, Inc. - Initial Shares (DSIF)

    FIDELITY INVESTMENTS

      Equity-Income Portfolio - Initial Class (FEIP)

    NATIONWIDE FUNDS GROUP

      NVIT Nationwide Fund - Class I (TRF)

      NVIT Government Bond Fund - Class I (GBF)

      NVIT Money Market Fund - Class I (SAM)

    NEUBERGER & BERMAN MANAGEMENT, INC.

      Mid-Cap Growth Portfolio - I Class Shares (AMCG)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VP Balanced Fund - Class I (ACVB)
21,632 shares (cost $152,970)	$162,888
VP Capital Appreciation Fund - Class I (ACVCA)
41,831 shares (cost $516,139)	628,719
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,532 shares (cost $151,826)	242,389
Equity-Income Portfolio - Initial Class (FEIP)
36,317 shares (cost $797,380)	867,602
NVIT Nationwide Fund - Class I (TRF)
17,642 shares (cost $184,047)	337,147
NVIT Government Bond Fund - Class I (GBF)
3,478 shares (cost $40,115)	37,245
NVIT Money Market Fund - Class I (SAM)
10,740 shares (cost $10,740)	10,740
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
11,761 shares (cost $278,459)	326,848

Total Investments	$2,613,578

Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	219
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(4)
Other Accounts Payable	(25)

$2,613,768

Contract Owners’ Equity:
Accumulation units	2,612,136
Contracts in payout (annuitization) period (note 1f)	1,632

Total Contract Owners’ Equity (note 5)	$2,613,768

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ACVB	ACVCA	DSIF	FEIP	TRF	GBF	SAM
Reinvested dividends	$24,492	2,386	-	3,813	14,206	3,242	799	46
Mortality and expense risk charges (note 2)	(31,796)	(2,003)	(7,633)	(2,886)	(10,685)	(4,104)	(485)	(139)

Net investment income (loss)	(7,304)	383	(7,633)	927	3,521	(862)	314	(93)

Realized gain (loss) on investments	21,114	235	13,135	1,466	(2,264)	8,292	(71)	-
Change in unrealized gain (loss) on investments	251,809	11,506	28,395	32,860	71,468	47,244	46	-

Net gain (loss) on investments	272,923	11,741	41,530	34,326	69,204	55,536	(25)	-

Reinvested capital gains	107,132	5,898	73,318	5,142	16,858	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$372,751	18,022	107,215	40,395	89,583	54,674	289	(93)

Investment Activity:	AMCG
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(3,861)

Net investment income (loss)	(3,861)

Realized gain (loss) on investments	321
Change in unrealized gain (loss) on investments	60,290

Net gain (loss) on investments	60,611

Reinvested capital gains	5,916

Net increase (decrease) in contract owners’ equity resulting from operations	$62,666

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ACVB		ACVCA		DSIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7,304)	(490)	383	408	(7,633)	(6,978)	927	1,384
Realized gain (loss) on investments	21,114	15,811	235	94	13,135	13,924	1,466	1,208
Change in unrealized gain (loss) on investments	251,809	46,410	11,506	1,026	28,395	(48,730)	32,860	9,910
Reinvested capital gains	107,132	122,066	5,898	6,175	73,318	51,520	5,142	6,569

Net increase (decrease) in contract owners’ equity resulting from operations	372,751	183,797	18,022	7,703	107,215	9,736	40,395	19,071

Equity transactions:
Transfers between funds	-	-	-	-	-	-	-	15,876
Redemptions (note 3)	(36,833)	(60,255)	-	(157)	(13,761)	(22,296)	-	(499)
Annuity benefits	(3,714)	(3,409)	-	-	(934)	(856)	(436)	(385)
Contract maintenance charges (note 2)	(1,610)	(1,691)	(66)	(73)	(177)	(185)	(185)	(208)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	237	(191)	2	(7)	(40)	47	(55)	25

Net equity transactions	(41,920)	(65,546)	(64)	(237)	(14,912)	(23,290)	(676)	14,809

Net change in contract owners’ equity	330,831	118,251	17,958	7,466	92,303	(13,554)	39,719	33,880
Contract owners’ equity beginning of period	2,282,937	2,164,686	144,923	137,457	536,398	549,952	202,653	168,773

Contract owners’ equity end of period	$2,613,768	2,282,937	162,881	144,923	628,701	536,398	242,372	202,653

CHANGES IN UNITS:
Beginning units	68,317	69,488	7,827	7,840	10,993	11,468	3,760	3,445
Units purchased	-	330	-	-	-	-	-	330
Units redeemed	(592)	(1,501)	(4)	(13)	(258)	(475)	(3)	(15)

Ending units	67,725	68,317	7,823	7,827	10,735	10,993	3,757	3,760

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	FEIP		TRF		GBF		SAM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,521	7,533	(862)	339	314	254	(93)	(142)
Realized gain (loss) on investments	(2,264)	(8,774)	8,292	9,725	(71)	(45)	-	-
Change in unrealized gain (loss) on investments	71,468	68,497	47,244	16,819	46	(399)	-	-
Reinvested capital gains	16,858	45,676	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	89,583	112,932	54,674	26,883	289	(190)	(93)	(142)

Equity transactions:
Transfers between funds	-	(15,876)	-	-	-	-	-	-
Redemptions (note 3)	(12,054)	(19,568)	(11,018)	(17,266)	-	(161)	-	(90)
Annuity benefits	(861)	(767)	-	-	(506)	(536)	-	-
Contract maintenance charges (note 2)	(525)	(543)	(362)	(364)	(46)	(58)	(108)	(113)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	36	(10)	329	(242)	(16)	(19)	(12)	12

Net equity transactions	(13,404)	(36,764)	(11,051)	(17,872)	(568)	(774)	(120)	(191)

Net change in contract owners’ equity	76,179	76,168	43,623	9,011	(279)	(964)	(213)	(333)
Contract owners’ equity beginning of period	791,436	715,268	293,743	284,732	37,529	38,493	10,949	11,282

Contract owners’ equity end of period	$867,615	791,436	337,366	293,743	37,250	37,529	10,736	10,949

CHANGES IN UNITS:
Beginning units	16,072	16,903	1,805	1,922	653	657	465	472
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(245)	(831)	(63)	(117)	(1)	(4)	(5)	(7)

Ending units	15,827	16,072	1,742	1,805	652	653	460	465

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	AMCG
	2017	2016
Investment activity:
Net investment income (loss)	$(3,861)	(3,288)
Realized gain (loss) on investments	321	(321)
Change in unrealized gain (loss) on investments	60,290	(713)
Reinvested capital gains	5,916	12,126

Net increase (decrease) in contract owners’ equity resulting from operations	62,666	7,804

Equity transactions:
Transfers between funds	-	-
Redemptions (note 3)	-	(218)
Annuity benefits	(977)	(865)
Contract maintenance charges (note 2)	(141)	(147)
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	(7)	3

Net equity transactions	(1,125)	(1,227)

Net change in contract owners’ equity	61,541	6,577
Contract owners’ equity beginning of period	265,306	258,729

Contract owners’ equity end of period	$326,847	265,306

CHANGES IN UNITS:
Beginning units	26,742	26,781
Units purchased	-	-
Units redeemed	(13)	(39)

Ending units	26,729	26,742

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-5 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

NATIONWIDE FUNDS GROUP

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

NEUBERGER & BERMAN MANAGEMENT, INC.

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $0 and $0, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,613,578	$-	$-	$2,613,578

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VP Balanced Fund - Class I (ACVB)	$8,284	$2,089
VP Capital Appreciation Fund - Class I (ACVCA)	73,318	22,519
Stock Index Fund, Inc. - Initial Shares (DSIF)	8,956	3,525
Equity-Income Portfolio - Initial Class (FEIP)	31,064	24,139
NVIT Nationwide Fund - Class I (TRF)	3,242	15,501
NVIT Government Bond Fund - Class I (GBF)	799	1,049
NVIT Money Market Fund - Class I (SAM)	46	258
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	5,916	4,992

	$131,625	$74,072

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Balanced Fund - Class I (ACVB)
2017	1.30%	7,823	$20.82	$162,881	1.55%	12.43%
2016	1.30%	7,827	18.52	144,923	1.59%	5.61%
2015	1.30%	7,840	17.54	137,457	1.74%	-3.84%
2014	1.30%	7,843	18.24	143,038	1.53%	8.43%
2013	1.30%	8,303	16.82	139,642	1.60%	15.90%
VP Capital Appreciation Fund - Class I (ACVCA)
2017	1.30%	10,735	58.53	628,286	0.00%	20.21%
2016	1.30%	10,993	48.69	535,205	0.00%	1.89%
2015	1.30%	11,468	47.78	547,921	0.00%	0.61%
2014	1.30%	11,700	47.49	555,686	0.00%	6.74%
2013	1.30%	12,593	44.50	560,359	0.00%	29.22%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	1.30%	3,757	64.46	242,177	1.72%	19.96%
2016	1.30%	3,760	53.73	202,090	2.04%	10.26%
2015	1.30%	3,445	48.73	167,887	1.83%	-0.21%
2014	1.30%	3,449	48.83	168,382	1.75%	11.95%
2013	1.30%	3,421	43.62	149,231	1.86%	30.31%
Equity-Income Portfolio - Initial Class (FEIP)
2017	1.30%	15,827	54.80	867,241	1.73%	11.43%
2016	1.30%	16,072	49.17	790,275	2.33%	16.49%
2015	1.30%	16,903	42.21	713,539	3.20%	-5.21%
2014	1.30%	17,175	44.54	764,896	2.83%	7.30%
2013	1.30%	17,938	41.50	744,492	2.21%	26.48%
NVIT Nationwide Fund - Class I (TRF)
2017	1.30%	1,742	189.07 to 194.67	337,366	1.03%	18.96%
2016	1.30%	1,805	158.94 to 163.64	293,743	1.42%	9.94%
2015	1.30%	1,922	144.56 to 148.84	284,732	1.22%	-0.38%
2014	1.30%	1,986	145.11 to 149.40	295,358	1.17%	10.69%
2013	1.30%	2,096	131.09 to 134.98	281,631	1.35%	29.40%
NVIT Government Bond Fund - Class I (GBF)
2017	1.30%	652	56.81 to 56.84	37,044	2.13%	0.76%
2016	1.30%	653	56.39 to 56.41	36,821	1.95%	-0.56%
2015	1.30%	657	56.71 to 56.73	37,257	1.76%	-1.41%
2014	1.30%	658	57.52 to 57.54	37,846	1.96%	3.21%
2013	1.30%	797	55.73 to 55.75	44,416	1.99%	-5.30%
NVIT Money Market Fund - Class I (SAM)
2017	1.30%	460	23.34	10,736	0.42%	-0.88%
2016	1.30%	465	23.55	10,949	0.01%	-1.29%
2015	1.30%	472	23.85 to 25.92	11,282	0.00%	-1.30%
2014	1.30%	502	24.17 to 26.26	12,204	0.00%	-1.30%
2013	1.30%	1,604	24.49 to 26.60	39,324	0.00%	-1.30%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	1.30%	26,729	12.21	326,405	0.00%	23.67%
2016	1.30%	26,742	9.87	264,071	0.00%	3.04%
2015	1.30%	26,781	9.58	256,649	0.00%	-4.17%	****
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	1.30%	8,297	31.80	263,815	0.00%	2.83%
2013	1.30%	7,878	30.92	243,634	0.00%	16.94%

2017	Reserves for annuity contracts in payout phase:				$1,632
2017	Contract Owners’ Equity:				$2,613,768
2016	Reserves for annuity contracts in payout phase:				$4,860
2016	Contract Owners’ Equity:				$2,282,937
2015	Reserves for annuity contracts in payout phase:				$7,962
2015	Contract Owners’ Equity:				$2,164,686
2014	Reserves for annuity contracts in payout phase:				$11,679
2014	Contract Owners’ Equity:				$2,252,904
2013	Reserves for annuity contracts in payout phase:				$14,526
2013	Contract Owners’ Equity:				$2,217,255
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.